Karen N. Winnett
(949) 623-3536
kwinnett@prestongates.com
January 4, 2006
VIA FACSIMILE AND EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Cornerstone Core Properties REIT, Inc. Registration No. 333-121238
Ladies and Gentlemen:
     On behalf of Cornerstone Core Properties REIT, Inc., a Maryland corporation (the “Company”), enclosed is Post-Effective Amendment No. 2 to the Company’s Registration Statement on Form S-11, which is being filed in response to the Staff’s comment letter dated January 3, 2006. As discussed with Jennifer Gowetski on January 3, this Post-Effective Amendment No. 2 includes only the cover page and Part II of the Registration Statement. This letter keys the Company’s responses to the Staff’s numbered comments and the Staff’s comments appear in italicized text to facilitate your review.
1.	Please update your Item 512(a) undertakings in accordance with the amendments thereto that became effective as of December 1, 2005.
     Item 37 of Part II has been updated to include new paragraphs (c) and (d), which comprise the undertakings required by Item 512(a)(5)(ii) and Item 512(a)(6), respectively.
2.	Please revise to update the address of the SEC’s public reference room to 100 F Street N.E., Room 1580, Washington, D.C. 20549.
     As discussed with the Staff, the Company undertakes to update the address of the SEC’s public reference room in a final prospectus to be filed pursuant to Rule 424(b).
     Thank you for your bring these matters to our attention. Please contact the undersigned with any questions or comments concerning this filing.

Very truly yours, Preston Gates & Ellis llp
By:	/s/ Karen N. Winnett
Karen N. Winnett